LVIP ClearBridge Dividend Strategy Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.71%	11.18%	10.46%
Standard Class
Prospectus [Line Items]
Average Annual Return, Percent		12.62%	11.86%	12.46%
Service Class
Prospectus [Line Items]
Average Annual Return, Percent		12.46%	11.69%	12.29%

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 3000 Index was 14.97%.